SUPPLEMENT TO PROSPECTUS
                                       OF

                       WRIGHT QUALITY CORE EQUITIES FUND
                    WRIGHT SELECTED BLUE CHIP EQUITIES FUND
                     WRIGHT JUNIOR BLUE CHIP EQUITIES FUND
                dated May 1,1995 as revised September 22,1995

                  WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
               dated May 1, 1995 as supplemented August 28, 1995

                           WRIGHT U.S.TREASURY FUND
                      WRIGHT U.S. TREASURY NEAR TERM FUND
                         WRIGHT TOTAL RETURN BOND FUND
                       WRIGHT INSURED TAX-FREE BOND FUND
                           WRIGHT CURRENT INCOME FUND
                dated May 1, 1995 as revised September 22, 1995

                     WRIGHT U.S. TREASURY MONEY MARKET FUND
               dated May 1, 1995 as supplemented August 28, 1995

                        THE WRIGHT EQUIFUND EQUITY TRUST
            dated October 13, 1995 as supplemented November 27, 1995

                   THE WRIGHT MANAGED BLUE CHIP SERIES TRUST
                               dated May 1, 1995


         Currently, The Winthrop Corporation (doing business as and referred to in the Prospectus as Wright Investors' Service) ("Winthrop"), is the investment adviser to the Funds.
         Pursuant to a service agreement effective on February 1, 1996 between Winthrop and Wright Investors' Service, Inc. ("Wright") (a new wholly-owned subsidiary of Winthrop), Wright, acting under the general supervision of the Trust's Trustees, manages the Trust's investments and affairs on behalf of the Funds. Winthrop supervises Wright's performance of this function and retains its contractual obligations under its investment advisory contract with the Trust.


February 1, 1996

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                       OF

                       WRIGHT QUALITY CORE EQUITIES FUND
                    WRIGHT SELECTED BLUE CHIP EQUITIES FUND
                     WRIGHT JUNIOR BLUE CHIP EQUITIES FUND
                dated May 1, 1995 as revised September 22, 1995

                  WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND
                               dated May 1, 1995

                           WRIGHT U.S. TREASURY FUND
                      WRIGHT U.S. TREASURY NEAR TERM FUND
                         WRIGHT TOTAL RETURN BOND FUND
                       WRIGHT INSURED TAX-FREE BOND FUND
                           WRIGHT CURRENT INCOME FUND
                dated May 1, 1995 as revised September 22, 1995

                     WRIGHT U.S. TREASURY MONEY MARKET FUND
                               dated May 1, 1995

                        THE WRIGHT EQUIFUND EQUITY TRUST
            dated October 13, 1995 as supplemented November 27, 1995

                   THE WRIGHT MANAGED BLUE CHIP SERIES TRUST
                               dated May 1, 1995


         Currently, The Winthrop Corporation (doing business as and referred to in the Prospectus and this Statement of Additional Information as Wright Investors' Service) ("Winthrop"), is the investment adviser to the Funds.
         Pursuant to a service agreement effective on February 1, 1996 between Winthrop and Wright Investors' Service, Inc. ("Wright") (a new wholly-owned subsidiary of Winthrop), Wright, acting under the general supervision of the Trust's Trustees, manages the Trust's investments and affairs on behalf of the Funds. Winthrop supervises Wright's performance of this function and retains its contractual obligations under its investment advisory contract with the Trust.


February 1, 1996